HEDGING TRANSACTIONS AND DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Hedging Transactions and Derivative Financial Instruments Disclosures [Abstract]
Derivative instruments, fair value, designated as hedging instruments
The following table presents the fair values of the Company's derivative instruments that were designated and qualified as part of a hedging relationship (in millions):

		Fair Value[1,2]
Derivatives Designated as Hedging Instruments	Balance Sheet Location[1]	December 31, 2012	December 31, 2011
Assets:
Foreign currency contracts	Prepaid expenses and other assets	$149	$170
Commodity contracts	Prepaid expenses and other assets	—	2
Interest rate contracts	Prepaid expenses and other assets	7	—
Interest rate contracts	Other assets	335	246
Total assets		$491	$418
Liabilities:
Foreign currency contracts	Accounts payable and accrued expenses	$55	$41
Commodity contracts	Accounts payable and accrued expenses	1	1
Interest rate contracts	Other liabilities	6	—
Total liabilities		$62	$42

[1]
All of the Company's derivative instruments are carried at fair value in our consolidated balance sheets after considering the impact of legally enforceable master netting agreements and cash collateral held or placed with the same counterparties, as applicable. Current disclosure requirements mandate that derivatives must also be disclosed without reflecting the impact of master netting agreements and cash collateral. Refer to Note 16 for the net presentation of the Company's derivative instruments.

[2]	Refer to Note 16 for additional information related to the estimated fair value.

Derivative instruments, fair value, not designated as hedging instruments
The following table presents the fair values of the Company's derivative instruments that were not designated as hedging instruments (in millions):

		Fair Value[1,2]
Derivatives Not Designated as Hedging Instruments	Balance Sheet Location[1]	December 31, 2012	December 31, 2011
Assets:
Foreign currency contracts	Prepaid expenses and other assets	$19	$29
Foreign currency contracts	Other assets	42	—
Commodity contracts	Prepaid expenses and other assets	72	54
Other derivative instruments	Prepaid expenses and other assets	6	5
Total assets		$139	$88
Liabilities:
Foreign currency contracts	Accounts payable and accrued expenses	$24	$116
Foreign currency contracts	Other liabilities	1	—
Commodity contracts	Accounts payable and accrued expenses	43	47
Commodity contracts	Other liabilities	1	—
Other derivative instruments	Accounts payable and accrued expenses	2	1
Total liabilities		$71	$164

[1]
All of the Company's derivative instruments are carried at fair value in our consolidated balance sheets after considering the impact of legally enforceable master netting agreements and cash collateral held or placed with the same counterparties, as applicable. Current disclosure requirements mandate that derivatives must also be disclosed without reflecting the impact of master netting agreements and cash collateral. Refer to Note 16 for the net presentation of the Company's derivative instruments.

[2]	Refer to Note 16 for additional information related to the estimated fair value.

Derivative instruments, pretax impact that changes in the fair value of the derivatives designated as hedges had on AOCI and earnings
The following table presents the pretax impact that changes in the fair values of derivatives designated as cash flow hedges had on AOCI and earnings during the years ended December 31, 2012, 2011 and 2010 (in millions):

	Gain (Loss) Recognized in Other Comprehensive Income ("OCI")	Location of Gain (Loss) Recognized in Income[1]	Gain (Loss) Reclassified from AOCI into Income (Effective Portion)	Gain (Loss) Recognized in Income (Ineffective Portion and Amount Excluded from Effectiveness Testing)
2012
Foreign currency contracts	$59	Net operating revenues	$(46)	$2
Foreign currency contracts	34	Cost of goods sold	(23)	—
Interest rate contracts	1	Interest expense	(12)	—	[2]
Commodity contracts	(4)	Cost of goods sold	(1)	—
Total	$90		$(82)	$2
2011
Foreign currency contracts	$3	Net operating revenues	$(231)	$—	[2]
Interest rate contracts	(11)	Interest expense	(12)	(1)
Commodity contracts	(1)	Cost of goods sold	—	—
Total	$(9)		$(243)	$(1)
2010
Foreign currency contracts	$(307)	Net operating revenues	$(2)	$(2)
Interest rate contracts	—	Interest expense	(15)	—
Commodity contracts	1	Cost of goods sold	—	—
Total	$(306)		$(17)	$(2)

[1]	The Company records gains and losses reclassified from AOCI in income for the effective portion and ineffective portion, if any, to the same line items in our consolidated statements of income.

[2]	Includes a de minimis amount of ineffectiveness in the hedging relationship.

Derivative instruments, fair value hedges, gain (loss) recognized in income
The following table summarizes the pretax impact that changes in the fair values of derivatives designated as fair value hedges had on earnings during the years ended December 31, 2012, 2011 and 2010 (in millions):

Hedging Instruments and Hedged Items	Location of Gain (Loss) Recognized in Income	Gain (Loss) Recognized in Income (Ineffective Portion and Amount Excluded from Effectiveness Testing)
2012
Interest rate contracts	Interest expense	$89
Fixed-rate debt	Interest expense	(42)
Net impact to interest expense		$47
Foreign currency contracts	Other income (loss) — net	$42
Available-for-sale securities	Other income (loss) — net	(46)
Net impact to other income (loss) — net		$(4)
Net impact of fair value hedging instruments		$43
2011
Interest rate contracts	Interest expense	$343
Fixed-rate debt	Interest expense	(333)
Net impact to interest expense		$10
2010
Interest rate contracts	Interest expense	$(97)
Fixed-rate debt	Interest expense	102
Net impact to interest expense		$5

Derivative instruments,fair value of net investment hedges, gain (loss) recognized in AOCI
The following table presents the pretax impact that changes in the fair values of derivatives designated as net investment hedges had on AOCI during the years ended December 31, 2012, 2011 and 2010 (in millions):

	Gain (Loss) Recognized in OCI
Year Ended December 31,	2012	2011	2010
Foreign currency contracts	$(61)	$(3)	$(15)

Derivative instruments, not designated as hedging instruments, gain (loss) in earnings
The following table presents the pretax impact that changes in the fair values of derivatives not designated as hedging instruments had on earnings during the years ended December 31, 2012, 2011 and 2010 (in millions):

		Gains (Losses)
Derivatives Not Designated as Hedging Instruments	Location of Gains (Losses) Recognized in Income	Year Ended December 31,
		2012	2011	2010
Foreign currency contracts	Net operating revenues	$(7)	$7	$(15)
Foreign currency contracts	Other income (loss) — net	24	(37)	(46)
Foreign currency contracts	Cost of goods sold	—	(12)	(9)
Commodity contracts	Net operating revenues	4	—	—
Commodity contracts	Cost of goods sold	(110)	(42)	40
Commodity contracts	Selling, general and administrative expenses	9	(11)	—
Interest rate swaps	Interest expense	—	—	(5)
Interest rate locks	Interest expense	—	—	(104)
Other derivative instruments	Selling, general and administrative expenses	18	8	21
Total		$(62)	$(87)	$(118)